Other Payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
OTHER PAYABLES
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Employees and payroll accruals (*)	877	810	252
Accrued expenses	2,025	1,391	432
Other	178	27	9

	3,080	2,228	693

(*)	Balance includes related parties (The Company’s CEO and the Chairman of the Board of Directors).